787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

June 9, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Managed Account Series
Advantage Global SmallCap Fund
Mid Cap Divided Fund
Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-124463 and File No. 811-21763)

Ladies and Gentlemen:

On behalf of Managed Account Series (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 26 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to Advantage Global SmallCap Fund and Mid Cap Dividend Fund, series of the Registrant (each, a “Fund” and collectively, the “Funds”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to respond to comments provided to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on May 24, 2017 with respect to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement under the 1933 Act, which made certain changes to each Fund’s investment process, investment strategies and investment risks, and reflected certain changes to the Fund’s portfolio management team. In addition, Global SmallCap Portfolio changed its name to Advantage Global SmallCap Fund and Mid Cap Value Opportunities Portfolio changed its name to Mid Cap Dividend Fund.

The Registrant responded to Staff comments in a separate letter on June 5, 2017. The Amendment will become effective on June 12, 2017. We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.
Gladys Chang, Esq., BlackRock, Inc.
Eugene Drozdetski, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP